Financial instruments (Details) R in Millions	Dec. 31, 2018 ZAR (R)
Level 1 | Listed long-term debt
Disclosure Of Financial Instruments
Financial liabilities - carrying value	R (47,027)
Financial liabilities - fair value	(46,155)
Level 2 | Derivatives
Disclosure Of Financial Instruments
Derivative financial assets and liabilities - carrying value	933
Derivative financial assets and liabilities - fair value	R 933